Common shares (Details 2)	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD CAD	Dec. 31, 2012 March 2012 CAD	Dec. 31, 2012 March 2012 USD USD ($)	Dec. 31, 2012 May 4, 2012 CAD	Dec. 31, 2012 May 4, 2012 USD USD ($)
Proceeds	3,183,132	$ 3,193,505		2,210,690	$ 2,216,005	972,442	$ 977,500
Less share issue costs incurred	(297,108)			(187,844)		(109,264)
Proceeds, net of issue costs	2,886,024		2,886,024	2,022,846		863,178
Number of common shares issued	4,258,005			2,954,672		1,303,333
Number of Warrants issued	4,258,005			2,954,672		1,303,333
Number of finder's warrants issued	244,816			162,416		82,400
Total number of warrants issued	4,502,821	4,502,821	4,502,821	3,117,088		1,385,733
Fair value attributed to Warrants issued	409,143		409,143	249,143		160,000